Basis of Presentation (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended						12 Months Ended
	Aug. 31, 2012 item	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior secured credit facility	Mar. 31, 2013 Live Programming - U.S.	Dec. 31, 2012 Live Programming - U.S.	Mar. 31, 2013 Live Programming - Japan	Dec. 31, 2012 Live Programming - Japan	Mar. 31, 2013 Live Programming - Germany	Dec. 31, 2012 Live Programming - Germany	Mar. 31, 2013 Distribution - U.K.	Dec. 31, 2012 Distribution - U.K.	Mar. 31, 2013 Live Programming - U.K.	Dec. 31, 2012 Live Programming - U.K.	Mar. 31, 2013 Live Programming - Italy	Dec. 31, 2012 Live Programming - Italy	Mar. 31, 2013 Recorded Programming - Italy	Dec. 31, 2012 Recorded Programming - Italy	Mar. 31, 2013 Live Programming - CNRS	Mar. 31, 2013 Recorded Programming - CNRS	Mar. 31, 2013 CNR Home Shopping Co., Ltd.	Jul. 04, 2012 CNR Home Shopping Co., Ltd.	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Live Programming - CNRS	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Recorded Programming - CNRS	Mar. 31, 2013 QVC-Japan	Dec. 31, 2012 QVC-Japan	Mar. 31, 2013 HSN, Inc.	Dec. 31, 2012 HSN, Inc.	Dec. 31, 2012 Liberty
General business information
Hours of distribution per day								24 hours	24 hours	24 hours	24 hours	23 hours	24 hours	24 hours	24 hours	17 hours	17 hours	17 hours	17 hours	7 hours	7 hours	12 hours	12 hours			12 hours	12 hours
Days per year of programming								364 days	364 days
Equity method investment, ownership percentage																								49.00%	49.00%
Parent ownership in equity investment																														37.00%	37.00%
Number of new tracking stocks	2
Cash attributed to new tracking stock																																$ 1,350,000,000
Amount of dividend paid by the entity to parent				1,150,000,000
Amount borrowed							800,000,000
Outstanding amount of borrowing							870,000,000
Undrawn availability		1,700,000,000		1,100,000,000			1,100,000,000
Number of shares of common stock authorized				1	1
Number of shares of common stock outstanding				1	1
Investment owned, percent of net assets																												60.00%	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners																												40.00%	40.00%
Noncontrolling interests				144,000,000	129,000,000
Dividend paid to noncontrolling interest		$ 25,000,000	$ 29,000,000	$ 29,000,000	$ 50,000,000	$ 63,000,000